Commitments and Contingencies -10Q	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 8 – Commitments and Contingencies
Licensing Agreement
DTI has entered into licensing agreements with RCA Trademark Management for the licensing rights to the respective trademarks in the United States of America and Canada. The RCA licensing agreement was amended with Technicolor, S.A., as licensor, and expires December 31, 2027 except for the agreement relating to Computer Monitors and Outdoor Televisions which expires on December 31, 2025. DTI agreed to pay a royalty fee of 2.50% - 3.50% on net sales based on product type with a total minimum annual payment of $550,000 for the year ended
2023, $600,000 for the year ended 2024, $620,000 for the year ended 2025, $660,000 for the year ended 2026, and $700,000 for the year ended 2027.
Warranty Service Agreement
DTI entered into a warranty service agreement to provide certain warranty services for a lighting supplier through December 31, 2024, except for one class of customer, for whom services will be provided through 2030. In exchange for these services, DTI expects to receive $66,626 and $59,964 during the years ended December 31, 2023 and 2024, respectively.
Royalty Agreement
On November 28, 2021, the Company entered into a Royalty Agreement with the sellers of Elecjet. Upon closing the Company desires to build its initial factory (“Factory”) to manufacture graphene batteries in the territory of the United States. The Company agrees to pay the sellers 1.5% of net sales for batteries produced by the Factory. Royalty payments shall continue to be paid for a period of ten years from the starting date, or until the total of the royalty payments equals $50 million, whichever occurs first.
Legal Proceedings
From time to time, the Company may become involved in lawsuits and other legal proceedings that arise in the course of business. Litigation is subject to inherent uncertainties, and it is not possible to predict the outcome of litigation with total confidence. As of the date of this Report, the Company was not aware of any legal proceedings or potential claims against it whose outcome would be likely, individually or in the aggregate, to have a material adverse effect on the Company’s business, financial condition, operating results, or cash flows.
Alan Martin Lawsuit
In August 2020, in a matter relating to our former subsidiary Horizon Well Testing, LLC (“Horizon”), the Company filed a lawsuit in the United States District Court, District of Arizona (Case No.2:20-cv-01679-DJH), against Alan Martin, the seller of Horizon dba Venture West Energy Services, LLC (“VWES”). The Company brought suit seeking to avoid the claimed liability due from the Company to Alan Martin, for the Company’s 2017 purchase of Mr. Martin’s business, Horizon. On summary judgment, the court found that the Company’s claim was barred by a time-limiting clause for indemnification claims. The Company disagreed with the court’s ruling and planned to appeal. Mr. Martin filed a counterclaim in which he claimed that he remains unpaid on the promissory note, as modified, under which the Company purchased Horizon. The note balance alleged to have a principal sum due of $3.3 million, plus interest at 8% accruing from 2019 to present, plus late fees accruing at $575 per day. After confidential mediation before Hon. Eileen Willett, United States Magistrate Judge for the United States District Court for the District of Arizona, the parties settled their dispute on acceptable terms. The Company and Mr. Martin agreed to a settlement agreement whereby Mr. Martin will receive the following: $100,000 payable on or before August 3, 2023; 250,000 shares issued immediately; $2,000,000 payable on or before October 31, 2023 and a $1,800,000 note payable with monthly payments of $75,000 beginning on December 1, 2023 with a final payment of $900,000 payable on or before December 1, 2024. The $100,000 payment and the 250,000 shares have been paid and issued by the Company.
Robert Porter Lawsuit
In August 2021, in a matter relating to Horizon, Robert Porter filed a lawsuit in the District Court of Oklahoma County, State of Oklahoma (CJ-2021-3421), alleging unjust enrichment and breach of contract with respect to shares of Company that Mr. Porter claims were owed to him pursuant to his employment contract with the Company as President of Horizon. In October 2021, the Company filed its answer denying such claims. In October 2021, the Company also filed counterclaims against Mr. Porter for conversion and breach of fiduciary duties. The Company believes this is a frivolous lawsuit and as such, no accrual has been recorded as of June 30, 2023, and December 31, 2022.
VWES Lawsuit
In October 2021, in a matter relating to Horizon, the Company received three complaints in the District Court of Oklahoma Country State of Oklahoma from former VWES employees Bruce Morse (CJ-2021-4316), Brian Hobbs (CJ-2021-4315), Thomas Karraker (CJ-2021-4314) for unjust enrichment, and breach of contract with respect to their employment contracts with Horizon. On January 19, 2022, the Company filed answers to all three lawsuits that denied these claims. The Company believes these are frivolous lawsuits. In July 2022, the Company and Mr. Morse settled his claims against the Company. The settlement included the cash payment of $24,375 for Mr. Morse's claimed 4,688 shares of Class A common stock, and subsequently Mr. Morse’s case has been dismissed. Subsequently, Mr. Hobbs and Mr. Karraker have also expressed interest in settling claims on similar terms, and negotiations were ongoing as of the date of this report. As no formal settlement offer has been extended, no accrual has been recorded as of June 30, 2023, and December 31, 2022.
Gatehouse Lawsuit
In June 2022, in a matter relating to the Company’s subsidiaries, DTI Services Limited Liability Company and Direct Tech Sales, LLC (doing business as RCA, the Company received a complaint filed in the Superior Court of Marion County State of Indiana (CAUSE NO. 49D01-2203-PL-006662) by Gatehouse, LLC (“Gatehouse”), a supplier of PPP gloves for resale by RCA, seeking payment of $213,000 for supplied goods that RCA has good reason to believe are counterfeit, and thus unsalable. RCA has answered the complaint and asserted counterclaims of fraud and breach of contract. After a long delay in prosecution of the case by Gatehouse, motion practice has begun in this matter. However no scheduling, hearings, or trial date had been set as of the date of this report.
Mark Bell Lawsuit
In November 2022, the Company, and its subsidiaries Excel and A4 Construction, received a complaint filed by Mark Bell in the district court of Idaho (CV42-22-4066) with regard to the Company’s February 2020 purchase of Excel Fabrication LLC (“Excel”) from Mr. Bell. The matter relates to the lack of payment on a $2.3 million seller note comprising part of the purchase consideration. In December 2022 the Company counter-sued Mr. Bell for breach of contract, fraud, and misrepresentation in the February 2020 sale of Excel to the Company. The case is set for trial in June of 2024.
Starr Corporation Arbitration
In December 2022, the Company’s subsidiary Excel received a demand for binding arbitration (AAA Case No. 01-22-0004-9935) by Starr Corporation of Idaho (“Starr Corporation”), a contractor for whom Excel was performing as sub-contractor. Excel stopped its work for Starr Corporation' pursuant to its claimed contract right of termination based on Starr Corporation’s failure to make payment within the contracted period for work satisfactorily performed. Starr Corporation claims that Excel’s termination was wrongful, and seeks approximately $0.5 million, reflecting its costs in having to complete work that was called for under the contract. Excel is seeking a determination that its termination was rightful under the terms of the contract, and in addition seeks payment on its unpaid billing submittals and additional costs. Arbitration hearings are scheduled to commence in April 2024. As no formal settlement offer has been extended, no accrual has been recorded as of June 30, 2023, and December 31, 2022.
State University of New York at Stonybrook Lawsuit
In February 2023, the Company was apprised that a complaint was brought in the State of New York against Vayu in 2019 (prior to the Company’s ownership of Vayu) seeking a refund for two returned airframes. The case had originally been dismissed for lack of jurisdiction but was revived by virtue of New York’s highest court ruling (State of New York v Vayu, APL-2021-00148) that the State’s long arm statute applied to the 2016 transaction between Vayu and the State University of New York at Stonybrook. Total damages sought by the State of New York are less than $100,000, including interest and costs. In light of the decision by the Court of Appeals to return the case to the trial courts for adjudication, and as of the date of this report the Company and the State of New York have begun informal settlement discussions including the possibility of the State providing information useful to the Company should it wish to subsequently seek redress from the previous owners of Vayu.
Kevin Thomas Lawsuit
In May 2023, Kevin Thomas, who sold Alternative Laboratories, LLC to the Company in May of 2021, sued the Company, and its subsidiaries Alt Labs and A4 Manufacturing, in the State circuit court for Collier County Florida (Case Number 23-CA-1981), alleging that the Company failed to deliver shares of the Company as promised by the terms of the purchase agreement. Additionally Mr. Thomas claimed that an amount of $610,000 in Employee Retention Credits was received by the Company and that portion representing the credit attributed to the first and second quarters of 2021 (prior to the May 4th, 2021 date of sale), should be remitted to him rather than retained by the Company. The Company believes that Mr. Thomas’ complaint is wholly without merit, and as of the date of this report, the Company was in the process of answering the complaint and considering possible motions and counterclaims.